RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		Years ended December 31,
	Note	2020	2021	2022
		RMB	RMB	RMB
Sales of goods	(i)	228,307	297,381	352,691
Purchases	(ii)	151,300	191,888	184,986
Transportation and storage	(iii)	8,734	19,443	18,291
Exploration and development services	(iv)	31,444	33,930	37,317
Production related services	(v)	31,915	44,405	48,465
Ancillary and social services	(vi)	2,952	1,730	—
Agency commission income	(vii)	160	194	173
Interest income	(viii)	704	715	1,203
Interest expense	(ix)	919	385	541
Net deposits placed with related parties	(x)	(17,585)	(8,265)	(3,382)
Net funds (placed with)/obtained from related parties	(ix)	(31,144)	30,305	36,608

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)	Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.
(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)	Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.
(vi)	Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, and property maintenance. The term of the Cultural, Educational, Hygiene and Auxiliary Service Agreement expired on 31 December 2021, and is not renewed due to the significant decrease in the service scale after the separation and transfer of assets and business such as the Three Supplies and One Industry Assets etc. Cultural and educational services related or similar to training and auxiliary services thereunder have been incorporated into the Mutual Supply Agreement.
(vii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.

(viii) Interest income represents interest received from deposits placed with Sinopec Finance and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as at December 31, 2021 and 2022 were RMB 61,682 and RMB 65,064, respectively.

(ix)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(x)	The Group obtained loans, discounted bills and issued the acceptance bills from Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2021	2022
	RMB	RMB

Trade accounts receivable	8,655	11,480
Financial assets at fair value through other comprehensive income	186	596
Prepaid expenses and other current assets	14,537	10,375
Long-term prepayments and other assets	3,116	8,633
Total	26,494	31,084

Trade accounts payable and bills payable	14,170	38,337
Contract liabilities	4,677	4,736
Other payables	50,649	38,312
Other long-term liabilities	2,779	5,180
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	2,873	7,292
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	13,690	22,255
Lease liabilities (including to be paid within one year)	158,761	156,537
Total	247,599	272,649

Schedule of key management personnel emoluments

	Years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,753	4,612	9,299
Retirement scheme contributions	342	379	566
	6,095	4,991	9,865